SCHEDULE OF MATURITY LEASE LIABILITIES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 122,558	$ 656,794	$ 779,854	$ 398,431
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	122,558	534,235	178,001
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		122,559	479,294
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities			$ 122,559